Restatement of Financial Statements (Details 1) - USD ($)		3 Months Ended			9 Months Ended			12 Months Ended						60 Months Ended
		Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2010	Jun. 30, 2016	Jun. 30, 2015	Sep. 30, 2013	Sep. 30, 2015		Sep. 30, 2014		Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2015
Depreciation and amortization		$ 455,753	$ (238,048)		$ (1,356,306)	$ (494,793)		$ 843,299		$ 78,571				$ 921,870
Loss from operations		(3,838,064)	(1,896,724)		(8,937,599)	(4,033,709)		(6,228,513)		(4,815,241)				(11,253,578)
Loss before income tax		(3,864,846)	(1,916,140)		(9,418,853)	(4,063,639)		(6,226,255)		(4,791,342)				(11,227,421)
Income tax expenses		(12,193)			(36,510)			(52,609)						(52,609)
Net Loss		(3,852,653)	(1,916,140)	$ (21)	(9,382,343)	(4,063,639)	$ (14,690)	(6,173,646)		(4,791,342)		$ (33,572)	$ (12,606)	(11,174,812)
Comprehensive loss		$ (3,874,254)	$ (1,831,137)		$ (9,242,787)	$ (3,786,892)		$ (6,111,916)		$ (4,738,413)				$ (11,060,153)
Basic and diluted lossper common share		$ (0.08)	$ (0.02)		$ (0.11)	$ (0.04)		$ (0.06)	[1]	$ (0.05)	[1]			[1]
As Previously Reported [Member]
Depreciation and amortization								$ 1,012,849						$ 1,091,420
Loss from operations								(6,398,063)						(11,423,128)
Loss before income tax								(6,395,805)						(11,396,971)
Income tax expenses								1,457,460						1,457,460
Net Loss								(4,938,345)						(9,939,511)
Comprehensive loss								$ (4,876,615)						$ (9,824,852)
Basic and diluted lossper common share	[2]							$ (0.05)
As Restated [Member]
Depreciation and amortization								$ 843,299						$ 921,870
Loss from operations								(6,228,513)						(11,253,578)
Loss before income tax								(6,226,255)						(11,227,421)
Income tax expenses								52,609						52,609
Net Loss								(6,173,646)						(11,174,812)
Comprehensive loss								$ (6,111,916)						$ (11,060,153)
Basic and diluted lossper common share	[2]							$ (0.06)

[1]	* Retroactively restated for effect of 1 for 2 reverse stock split on June 20, 2016
[2]	*Retroactively restated for effect of 1:2 reserve stock split on June 20, 2016